Isonics Corporation
5906 McIntyre Street
Golden, CO 80403

October 26, 2006

Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549
Attn:       Jennifer R. Hardy, Esq., Branch Chief

Mail Stop 7010

Re:          Isonics Corporation

Registration Statement on Form S-3

Amendment No. 3

Commission File No. 333-134816

Ladies and Gentlemen:

This letter is being submitted with the amendment no. 3 to the above-referenced registration statement being filed with the SEC by Isonics Corporation.  Please be advised that Isonics acknowledges:

1.                                       That should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.                                       That the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective is does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.                                       That the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please let us know if you have any further questions or comments.

Sincerely yours,

/s/ James E. Alexander

President and Chief Executive Officer